Related Party Transactions - Transactions with related parties (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related party transactions
Revenues		¥ 112,142		¥ 49,358	¥ 36,366
Cost of revenues		401,954		576,081	755,445
Rental income		71,531		46,934	27,718
Total Other income		41,435		847	963
Payments to Acquire Equity Method Investments		569,751	$ 89,406	238,415	218,260
Others.
Related party transactions
Revenues		43,426		4,072	3,667
Cost of revenues		57,262
Rental income		8,453		999
Interest Income		2,435		847	963
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Deposits and expenses paid on behalf	¥ 53,868	53,868
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues		52,260		331,288	479,124
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Rental income
Related party transactions
Rental income		29,688		28,720	17,979
ZTO Supply Chain Management Co., Ltd. and its subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues		56,624		47,491	63,808
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Cost of revenues		235,808		197,302	212,513
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Transportation revenue
Related party transactions
Revenues		68,716		45,286	32,699
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Rental income
Related party transactions
Rental income		33,390		¥ 17,215	¥ 9,739
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd | Interest Income
Related party transactions
Interest Income		39,000
Mr. Jianchang Lai
Related party transactions
Cash consideration	¥ 103,728	¥ 103,728
Equity Interest Acquired by Subsidiaries	20.77%	20.77%
Additional Paid in Capital	¥ 29,799
Zhejiang Xinglian Air Cargo., Ltd
Related party transactions
Equity Interest Acquired by Subsidiaries	100.00%	100.00%
Cash consideration payable		¥ 177,297
Loss recognized by the Company		¥ 2,532